United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
March 31, 2002.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:		1200 Eighteenth Street, NW
			Suite 300
			Washington, DC   20036

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	05/10/02


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184A105      658    27820 SH       SOLE                    27820
Abbott Labs                    COM              002824100     1119    21271 SH       SOLE                    21271
Ambac Financial                COM              023139108     4553    77080 SH       SOLE                    77080
BB&T                           COM              054937107      346     9083 SH       SOLE                     9083
BISYS Group                    COM              055472104    11172   316935 SH       SOLE                   316935
Bank of America                COM              060505104     5097    74937 SH       SOLE                    74937
Baxter International           COM              071813109     2508    42135 SH       SOLE                    42135
BellSouth                      COM              079860102      498    13501 SH       SOLE                    13501
ChevronTexaco                  COM                             289     3204 SH       SOLE                     3204
Cintas                         COM              172908105     2575    51639 SH       SOLE                    51639
Cisco Systems                  COM              17275R102    11365   671270 SH       SOLE                   671270
Citigroup                      COM              172967101     2332    47102 SH       SOLE                    47102
Comcast 'A'                    COM              200300200     1622    51005 SH       SOLE                    51005
Comerica                       COM              200340107      445     7112 SH       SOLE                     7112
Concord EFS                    COM              206197105     3787   113900 SH       SOLE                   113900
Deere & Company                COM              244199105      638    14000 SH       SOLE                    14000
Dell Computers                 COM              247025109      271    10375 SH       SOLE                    10375
Exxon Mobil                    COM              30231G102     2689    61357 SH       SOLE                    61357
Fannie Mae                     COM              313586109      290     3625 SH       SOLE                     3625
Fifth Third Bancorp            COM              316773100     1719    25468 SH       SOLE                    25468
General Dynamics               COM              369550108      390     4150 SH       SOLE                     4150
General Electric               COM              369604103     6793   181399 SH       SOLE                   181399
Home Depot                     COM              437076102     2982    61344 SH       SOLE                    61344
Intel                          COM              458140100      616    20272 SH       SOLE                    20272
Jacobs Engineering             COM              469814107     1924    26990 SH       SOLE                    26990
Johnson & Johnson              COM              478160104     6120    94221 SH       SOLE                    94221
Kohl's                         COM              500255104      639     8975 SH       SOLE                     8975
L-3 Communications             COM              502424104      758     6772 SH       SOLE                     6772
LabCorp                        COM              50540R409     4907    51190 SH       SOLE                    51190
Liberty Media                  COM              530718105      333    26360 SH       SOLE                    26360
Liberty Media 'B'              COM              001957307      202    15060 SH       SOLE                    15060
Linear Technology              COM              535678106     7033   159041 SH       SOLE                   159041
Lowe's                         COM              548661107      437    10050 SH       SOLE                    10050
MBNA                           COM              55262L100     8983   232894 SH       SOLE                   232894
Mack Cali                      COM              554489104     1134    32700 SH       SOLE                    32700
Maxim Integrated               COM              57772K101     2853    51220 SH       SOLE                    51220
McCormick & Co Vtg             COM              579780107      499     9779 SH       SOLE                     9779
McDonald's                     COM              580135101      230     8296 SH       SOLE                     8296
Medtronic                      COM              585055106     4681   103547 SH       SOLE                   103547
Merck                          COM              589331107     2122    36848 SH       SOLE                    36848
Microsoft                      COM              594918104     7618   126307 SH       SOLE                   126307
Northrop Grumman               COM              666807102      842     7450 SH       SOLE                     7450
Omnicom Group                  COM              681919106     9084    96230 SH       SOLE                    96230
Oracle                         COM              68389X105      173    13485 SH       SOLE                    13485
Paychex                        COM              704326107     1814    45695 SH       SOLE                    45695
PepsiCo                        COM              713448108      710    13777 SH       SOLE                    13777
Pfizer                         COM              717081103     6602   166139 SH       SOLE                   166139
Procter & Gamble               COM              742718109      319     3537 SH       SOLE                     3537
QUALCOMM                       COM              747525103     3193    84840 SH       SOLE                    84840
Raytheon                       COM              755111507     2667    64975 SH       SOLE                    64975
SBC Communications             COM              78387G103      514    13720 SH       SOLE                    13720
Schering-Plough                COM              806605101     1093    34913 SH       SOLE                    34913
Sprint PCS                     COM              852061506     1259   122375 SH       SOLE                   122375
St. Jude Medical               COM              790849103     1328    17210 SH       SOLE                    17210
Sysco                          COM              871829107     2082    69825 SH       SOLE                    69825
VERITAS Software               COM              923436109     3722    84925 SH       SOLE                    84925
Verizon Communication          COM              92343V104      448     9823 SH       SOLE                     9823
Wal-Mart Stores                COM              931142103      632    10311 SH       SOLE                    10311
Walgreen                       COM              931422109     9460   241376 SH       SOLE                   241376
Wells Fargo                    COM              949746101     3921    79366 SH       SOLE                    79366
Wyeth Company                  COM                             788    12000 SH       SOLE                    12000
Xilinx                         COM              983919101     6553   164400 SH       SOLE                   164400
American Century 20th Ultra Fu                  025083882      221 8071.950 SH       SOLE                 8071.950
Invesco High Yield Fund                                         36 10765.337SH       SOLE                10765.337
Vanguard Index Trust 500                        922908108      584 5513.898 SH       SOLE                 5513.898
Weitz Value Portfolio Fd                        949045108      278 8111.957 SH       SOLE                 8111.957